Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	Dec. 31, 2022 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 63,791
Lower than 50%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	43,745
50 to 60%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	12,632
60 to 70%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	4,474
70 to 80%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	1,393
80 to 90%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	731
90 to 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	400
Higher than 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 416